December 12, 2002


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

RE: 	Merrill Lynch U.S.A. Government Reserves
Post-Effective Amendment No. 23 to the Registration
Statement on Form N-1A (Securities Act File No. 2-78702,
Investment Company Act File No. 811-3534)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch
        U.S.A. Government Reserves (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional
 Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 23 to the Fund's Registration
 Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 23 to the Fund's
Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 6, 2002.

Very truly yours,

Merrill Lynch U.S.A. Government Reserves


----------------------------------------------------
Phillip S. Gillespie
Secretary of Fund